Document and Entity Information	0 Months Ended
Nov. 24, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 24, 2014
Registrant Name	FORUM FUNDS II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Nov. 24, 2014
Document Effective Date	Nov. 24, 2014
Prospectus Date	Nov. 24, 2014